TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
1150 SOUTH OLIVE STREET
SUITE T-2100
LOS ANGELES, CA  90015






                                November 8, 1996


VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.

                  Re:      Transamerica Occidental Separate Account C
                           File No. 2-36250

Dear Commissioners:

                  On behalf of Transamerica Occidental Life Insurance Company (the "Company") and Separate Account C (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in Post-Effective Amendment No. 45 to the Form N-4 registration statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on November 5, 1996 via EDGARLINK.

                                   Sincerely,



                                            /s/ Regina M. Fink
                                            Regina M. Fink, Esq.




cc:      Frederick R. Bellamy, Esq.
         Mary Jane Wilson-Bilik, Esq.


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